Related Party Transactions and Balances (Details) - Schedule of significant transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) - Schedule of significant transactions with related parties [Line Items]
Total revenues – related parities	$ 815	$ 588	$ 776
Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of significant transactions with related parties [Line Items]
Provision of marketing, operation and technical support services	67	70	70
Processing of academic education applications	183	90	176
Sales of teaching and learning materials	71	70	80
Online training	37	24	7
Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of significant transactions with related parties [Line Items]
Provision of marketing, operation and technical support services	126	132	130
Processing of academic education applications	234	113	229
Sales of teaching and learning materials	62	66	77
Online training	$ 35	$ 23	$ 7